Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	2015	2016	2017

Numerator:
Net loss attributable to Bitauto Holdings Limited	(506,992)	(541,345)	(1,611,114)
Income allocation to participating securities of subsidiaries	-	-	(2,936)
Numerator for basic net loss per share	(506,992)	(541,345)	(1,614,050)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	-	-	(11,036)
Numerator for diluted net loss per share	(506,992)	(541,345)	(1,625,086)
Denominator:
Weighted average number of shares - basic	58,142,432	65,160,205	70,154,910
Dilutive effect of potentially issuable ordinary shares	-	-	-
Weighted average number of shares - diluted	58,142,432	65,160,205	70,154,910

Net loss per ordinary share - basic	(8.72)	(8.31)	(23.01)
Net loss per ordinary share - diluted	(8.72)	(8.31)	(23.16)